Biological assets - Biological Assets Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 195,178	$ 165,693	$ 130,436
Cattle for dairy production
Disclosure of fair value measurement of assets [line items]
Biological assets	18,428	12,600
Cattle for dairy production | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Cattle for dairy production | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	18,428	12,600
Cattle for dairy production | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	7,037	4,581
Breeding cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	7,037	4,581
Breeding cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Breeding cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle
Disclosure of fair value measurement of assets [line items]
Biological assets	771	455
Other cattle | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Other cattle | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	771	455
Other cattle | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane
Disclosure of fair value measurement of assets [line items]
Biological assets	71,327	75,208
Sown land – sugarcane | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – sugarcane | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	71,327	75,208
Sown land – crops
Disclosure of fair value measurement of assets [line items]
Biological assets	54,886	43,787
Sown land – crops | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – crops | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	54,886	43,787
Sown land – rice
Disclosure of fair value measurement of assets [line items]
Biological assets	42,729	29,062
Sown land – rice | Level 1
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 2
Disclosure of fair value measurement of assets [line items]
Biological assets	0	0
Sown land – rice | Level 3
Disclosure of fair value measurement of assets [line items]
Biological assets	$ 42,729	$ 29,062